Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing information about the relationship between the compensation of our current and former principal executive officers (“PEOs”) and other named executive officers and certain Company financial performance measures.
The dollar amounts reported below representing “compensation actually paid” have been calculated in accordance with the requirements of Item 402(v) of Regulation S-K. These figures do not reflect the actual amounts of compensation paid to the officers identified during such fiscal years and are based on equity valuation assumptions required by the SEC, which may not reflect actual amounts realized or realizable at vesting or exercise, as applicable.
							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for E. Kevin Hrusovsky(1) ($)	Summary Compensation Table Total for Masoud Toloue, Ph.D.(2) ($)	Compensation Actually Paid to E. Kevin Hrusovsky(1)(3) ($)	Compensation Actually Paid to Masoud Toloue, Ph.D.(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(4) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4)(5) ($)	Total Share- holder Return ($)	Peer Group Total Share- holder Return(6) ($)	Net Income (Loss) ($ in millions)	Revenues ($ in millions)
2023	n/a	5,435,274	n/a	10,859,697	1,611,175	3,072,778	115.70	118.87	(32.3)	122.4
2022	1,921,523	2,957,026	(3,807,926)	1,699,747	1,210,719	(470,362)	58.61	113.65	(96.7)	105.5
2021	4,208,194	n/a	7,594,456	n/a	1,495,417	217,434	179.43	126.45	(57.7)	110.6
2020	3,520,397	n/a	10,186,102	n/a	1,855,751	3,342,174	196.78	126.42	(31.5)	86.4

(1)
Mr. Hrusovsky served as Chief Executive Officer until April 25, 2022 and as Executive Chairman from April 25, 2022 until August 8, 2022.

(2)
Dr. Toloue became President and Chief Executive Officer on April 25, 2022.

(3)
The following adjustments were made to the designated PEO’s compensation to calculate the amounts shown as “compensation actually paid” for the periods indicated:

Year	PEO Name	Summary Compensation Table Total ($)	Less Grant Date Fair Value of Equity Awards Granted during Applicable Year ($)	Plus Year-end Fair Value of Equity Awards Granted during Applicable Year ($)	Plus Change in Fair Value as of Year- end of any Prior Year Awards that Remain Unvested as of Year-End ($)	Plus Change in Fair Value as of the Vesting Date of any Prior Year Awards that Vest during Applicable Year ($)	Less Prior Year- end Fair Value of Awards Granted in Prior Year that Failed to Meet Vesting Conditions during Applicable Year ($)	Total Equity Value Reflected in Compensation Actually Paid Calculation ($)
2023	Masoud Toloue, Ph.D.	5,435,274	3,999,989	7,923,070	1,250,477	250,865	—	5,424,423
2022	E. Kevin Hrusovsky	1,921,523	1,400,007	864,173	—	(372,494)	4,821,121	(5,729,449)
2022	Masoud Toloue, Ph.D.	2,957,026	1,999,996	1,234,526	(323,502)	(168,307)	—	(1,257,279)
2021	E. Kevin Hrusovsky	4,208,194	3,008,520	1,726,302	50,554	4,617,926	—	3,386,262
2020	E. Kevin Hrusovsky	3,520,397	2,185,995	3,790,803	2,779,333	2,281,563	—	6,665,705
(4)
The dollar amounts represent the average of the amounts reported for the following named executive officers as a group (excluding our PEOs):

2020	2021	2022	2023
Amol Chaubal	Masoud Toloue, Ph.D.	Michael Doyle	Michael Doyle
William Geist	Michael Doyle	John Fry	Vandana Sriram
	Amol Chaubal	Mark Roskey, Ph.D.
John Fry
William Geist
Dawn Mattoon
Shawn Stetson

(5)
The following adjustments were made to calculate the amounts shown as “average compensation actually paid” for the periods indicated:

Year	NEO Names	Summary Compensation Table Total (Average) ($)	Less Grant Date Fair Value of Equity Awards Granted during Applicable Year (Average) ($)	Plus Year- end Fair Value of Equity Awards Granted during Applicable Year (Average) ($)	Plus Change in Fair Value as of Year- end of any Prior Year Awards that Remain Unvested as of Year-End (Average) ($)	Plus Change in Fair Value as of the Vesting Date of any Prior Year Awards that Vest during Applicable Year (Average) ($)	Less Prior Year-end Fair Value of Awards Granted in Prior Year that Failed to Meet Vesting Conditions during Applicable Year (Average) ($)	Total Equity Value Reflected in Average Compensation Actually Paid Calculation ($)
2023	See footnote (4)	1,611,175	1,150,002	1,935,392	589,183	87,031	—	1,461,603
2022	See footnote (4)	1,210,719	761,790	375,346	(118,480)	(132,737)	1,043,421	(1,681,081)
2021	See footnote (4)	1,495,417	995,666	504,941	3,663	357,701	1,148,621	(1,277,982)
2020	See footnote (4)	1,855,751	260,261	1,382,369	266,491	97,824	—	1,486,423

(6)
The peer group used is the NASDAQ Biotechnology Index, our peer group used for purposes of Item 201(e) of Regulation S-K.

Company Selected Measure Name	Revenues
Named Executive Officers, Footnote
(1)
Mr. Hrusovsky served as Chief Executive Officer until April 25, 2022 and as Executive Chairman from April 25, 2022 until August 8, 2022.

(2)
Dr. Toloue became President and Chief Executive Officer on April 25, 2022.
(4)
The dollar amounts represent the average of the amounts reported for the following named executive officers as a group (excluding our PEOs):

2020	2021	2022	2023
Amol Chaubal	Masoud Toloue, Ph.D.	Michael Doyle	Michael Doyle
William Geist	Michael Doyle	John Fry	Vandana Sriram
	Amol Chaubal	Mark Roskey, Ph.D.
John Fry
William Geist
Dawn Mattoon
Shawn Stetson

Peer Group Issuers, Footnote	(6) The peer group used is the NASDAQ Biotechnology Index, our peer group used for purposes of Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote
(3)
The following adjustments were made to the designated PEO’s compensation to calculate the amounts shown as “compensation actually paid” for the periods indicated:

Year	PEO Name	Summary Compensation Table Total ($)	Less Grant Date Fair Value of Equity Awards Granted during Applicable Year ($)	Plus Year-end Fair Value of Equity Awards Granted during Applicable Year ($)	Plus Change in Fair Value as of Year- end of any Prior Year Awards that Remain Unvested as of Year-End ($)	Plus Change in Fair Value as of the Vesting Date of any Prior Year Awards that Vest during Applicable Year ($)	Less Prior Year- end Fair Value of Awards Granted in Prior Year that Failed to Meet Vesting Conditions during Applicable Year ($)	Total Equity Value Reflected in Compensation Actually Paid Calculation ($)
2023	Masoud Toloue, Ph.D.	5,435,274	3,999,989	7,923,070	1,250,477	250,865	—	5,424,423
2022	E. Kevin Hrusovsky	1,921,523	1,400,007	864,173	—	(372,494)	4,821,121	(5,729,449)
2022	Masoud Toloue, Ph.D.	2,957,026	1,999,996	1,234,526	(323,502)	(168,307)	—	(1,257,279)
2021	E. Kevin Hrusovsky	4,208,194	3,008,520	1,726,302	50,554	4,617,926	—	3,386,262
2020	E. Kevin Hrusovsky	3,520,397	2,185,995	3,790,803	2,779,333	2,281,563	—	6,665,705

Non-PEO NEO Average Total Compensation Amount	$ 1,611,175	$ 1,210,719	$ 1,495,417	$ 1,855,751
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,072,778	(470,362)	217,434	3,342,174
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The following adjustments were made to calculate the amounts shown as “average compensation actually paid” for the periods indicated:

Year	NEO Names	Summary Compensation Table Total (Average) ($)	Less Grant Date Fair Value of Equity Awards Granted during Applicable Year (Average) ($)	Plus Year- end Fair Value of Equity Awards Granted during Applicable Year (Average) ($)	Plus Change in Fair Value as of Year- end of any Prior Year Awards that Remain Unvested as of Year-End (Average) ($)	Plus Change in Fair Value as of the Vesting Date of any Prior Year Awards that Vest during Applicable Year (Average) ($)	Less Prior Year-end Fair Value of Awards Granted in Prior Year that Failed to Meet Vesting Conditions during Applicable Year (Average) ($)	Total Equity Value Reflected in Average Compensation Actually Paid Calculation ($)
2023	See footnote (4)	1,611,175	1,150,002	1,935,392	589,183	87,031	—	1,461,603
2022	See footnote (4)	1,210,719	761,790	375,346	(118,480)	(132,737)	1,043,421	(1,681,081)
2021	See footnote (4)	1,495,417	995,666	504,941	3,663	357,701	1,148,621	(1,277,982)
2020	See footnote (4)	1,855,751	260,261	1,382,369	266,491	97,824	—	1,486,423

Compensation Actually Paid vs. Total Shareholder Return
Comparison of “Compensation Actually Paid” to our Total Shareholder Return (“TSR”)
Our TSR was $196.78, $179.43, $58.61 and $115.70 for the years ended December 31, 2020, 2021, 2022 and 2023, respectively. Mr. Hrusovsky’s “compensation actually paid” was $10.2 million, $7.6 million and ($3.8) million for the years ended December 31, 2020, 2021, and 2022, respectively, and Dr. Toloue’s “compensation actually paid” was $1.7 million and $10.9 million for the years ended December 31, 2022 and 2023, respectively. The average “compensation actually paid” to our other named executive officers was $3.3 million, $0.2 million, ($0.5) million and $3.1 million for the years ended December 31, 2020, 2021, 2022 and 2023, respectively. Our TSR decreased from December 31, 2020 to December 31, 2022 and then increased from December 31, 2022 to December 31, 2023, and “compensation actually paid” to our principal executive officers and average “compensation actually paid” to our other named executive officers decreased between 2020 and 2022 and then increased in 2023 to a level commensurate with 2020.

Compensation Actually Paid vs. Net Income
Comparison of “Compensation Actually Paid” to Net Income (Loss)
Our net loss was approximately $31.5 million in 2020, $57.7 million in 2021, $96.7 million in 2022 and $32.3 million in 2023. Mr. Hrusovsky’s “compensation actually paid” was $10.2 million, $7.6 million and ($3.8) million for the years ended December 31, 2020, 2021, and 2022, respectively, and Dr. Toloue’s “compensation actually paid” was $1.7 million and $10.9 million for the years ended December 31, 2022 and 2023, respectively. The average “compensation actually paid” to our other named executive officers was $3.3 million, $0.2 million, ($0.5) million and $3.1 million for the years ended December 31, 2020, 2021, 2022 and 2023, respectively. Our net loss increased over the first three years reported and decreased significantly for the last year reported, and “compensation actually paid” to our principal executive officers and average “compensation actually paid” to our other named executive officers decreased between 2020 and 2022 and then increased in 2023 to a level commensurate with 2020.

Compensation Actually Paid vs. Company Selected Measure
Comparison of “Compensation Actually Paid” to Company-Selected Measure (Revenues)
Our revenues were approximately $86.4 million in 2020, $110.6 million in 2021, $105.5 million in 2022 and $122.4 million in 2023. Mr. Hrusovsky’s “compensation actually paid” was $10.2 million, $7.6 million and ($3.8) million for the years ended December 31, 2020, 2021, and 2022, respectively, and Dr. Toloue’s “compensation actually paid” was $1.7 million and $10.9 million for the years ended December 31, 2022 and 2023, respectively. The average “compensation actually paid” to our other named executive officers was $3.3 million, $0.2 million, ($0.5) million and $3.1 million for the years ended December 31, 2020, 2021, 2022 and 2023, respectively. Our revenues increased 28% from 2020 to 2021, decreased by 5% from 2021 to 2022 and increased 16% from 2022 to 2023, and “compensation actually paid” to our principal executive officers and average “compensation actually paid” to our other named executive officers decreased between 2020 and 2022 and then increased in 2023 to a level commensurate with 2020.

Total Shareholder Return Vs Peer Group
TSR versus Peer Group TSR
The graph below shows our cumulative TSR over the four-year period ended December 31, 2023 as compared to that of the NASDAQ Biotechnology Index.
TOTAL SHAREHOLDER RETURN*
Between Quanterix Corporation
and the NASDAQ Biotechnology Index

$100 invested on 12/31/19 in stock or index, including reinvestment of dividends. Fiscal year ended December 31.

Tabular List, Table
Most Important Financial and Other Performance Measures
We have identified the following financial and other performance measures as being the most important in linking actual compensation paid to executives to our performance for the most recently completed fiscal year:
1.
Revenues

2.
Non-GAAP gross margin

3.
Strategic objectives

See the section captioned “Compensation Discussion and Analysis-Elements of our Compensation Program-Annual Cash Incentive Bonus Program” for more information about these measures.

Total Shareholder Return Amount	$ 115.7	58.61	179.43	196.78
Peer Group Total Shareholder Return Amount	118.87	113.65	126.45	126.42
Net Income (Loss)	$ (32,300,000)	$ (96,700,000)	$ (57,700,000)	$ (31,500,000)
Company Selected Measure Amount	122,400,000	105,500,000	110,600,000	86,400,000
PEO Name	Dr. Toloue
Measure:: 1
Pay vs Performance Disclosure
Name	Revenues
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP gross margin
Measure:: 3
Pay vs Performance Disclosure
Name	Strategic objectives
Masoud Toloue[Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,435,274	$ 2,957,026
PEO Actually Paid Compensation Amount	10,859,697	1,699,747
E. Kevin Hrusovsky [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,921,523	$ 4,208,194	$ 3,520,397
PEO Actually Paid Compensation Amount		(3,807,926)	7,594,456	10,186,102
PEO | Masoud Toloue[Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,424,423	(1,257,279)
PEO | Masoud Toloue[Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,999,989)	(1,999,996)
PEO | Masoud Toloue[Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,923,070	1,234,526
PEO | Masoud Toloue[Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,250,477	(323,502)
PEO | Masoud Toloue[Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	250,865	(168,307)
PEO | Masoud Toloue[Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | E. Kevin Hrusovsky [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,729,449)	3,386,262	6,665,705
PEO | E. Kevin Hrusovsky [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,400,007)	(3,008,520)	(2,185,995)
PEO | E. Kevin Hrusovsky [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		864,173	1,726,302	3,790,803
PEO | E. Kevin Hrusovsky [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			50,554	2,779,333
PEO | E. Kevin Hrusovsky [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(372,494)	4,617,926	2,281,563
PEO | E. Kevin Hrusovsky [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,821,121)
Non-PEO NEO | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,461,603	(1,681,081)	(1,277,982)	1,486,423
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,150,002)	(761,790)	(995,666)	(260,261)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,935,392	375,346	504,941	1,382,369
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	589,183	(118,480)	3,663	266,491
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	87,031	(132,737)	357,701	97,824
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,043,421)	$ (1,148,621)